Average Annual Total Returns{- Insurance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Insurance Portfolio	Insurance Portfolio-Default Return Before Taxes Past 1 year	Insurance Portfolio-Default Return Before Taxes Past 5 years	Insurance Portfolio-Default Return Before Taxes Past 10 years	Insurance Portfolio-Default After Taxes on Distributions Past 1 year	Insurance Portfolio-Default After Taxes on Distributions Past 5 years	Insurance Portfolio-Default After Taxes on Distributions Past 10 years	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1516 Past 1 year	F1516 Past 5 years	F1516 Past 10 years
Total	29.30%	11.43%	14.79%	26.67%	8.13%	12.29%	18.94%	8.29%	11.67%	28.71%	18.47%	16.55%	29.26%	11.23%	14.74%